Portfolio of Investments – as of June 30, 2025 (Unaudited)
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.3% of Net Assets
	Canada — 1.6%
452,000	CGI, Inc.	$47,468,713
	France — 0.6%
31,150	LVMH Moet Hennessy Louis Vuitton SE	16,303,290
	Japan — 2.0%
1,412,061	Nomura Research Institute Ltd.	56,478,788
	Netherlands — 2.1%
73,656	ASML Holding NV	59,023,275
	Sweden — 2.0%
3,604,765	Atlas Copco AB, Class A	58,274,635
	Taiwan — 3.2%
2,534,000	Taiwan Semiconductor Manufacturing Co. Ltd.	92,666,725
	United Kingdom — 3.1%
1,201,199	Halma PLC	52,797,606
241,663	London Stock Exchange Group PLC	35,342,519
		88,140,125
	United States — 52.7%
62,116	Adobe, Inc.(a)	24,031,438
420,888	Airbnb, Inc., Class A(a)	55,700,318
543,132	Allison Transmission Holdings, Inc.	51,592,109
320,873	Alphabet, Inc., Class A	56,547,449
452,088	Amazon.com, Inc.(a)	99,183,586
66,388	BlackRock, Inc.	69,657,609
156,099	Builders FirstSource, Inc.(a)	18,215,192
56,459	Costco Wholesale Corp.	55,891,022
146,302	Cummins, Inc.	47,913,905
198,840	Danaher Corp.	39,278,854
86,743	Diamondback Energy, Inc.	11,918,488
71,788	Goldman Sachs Group, Inc.	50,807,957
161,437	Hilton Worldwide Holdings, Inc.	42,997,131
150,613	Home Depot, Inc.	55,220,750
201,380	JPMorgan Chase & Co.	58,382,076
24,582	KLA Corp.	22,019,081
126,996	Linde PLC	59,583,983
156,113	Mastercard, Inc., Class A	87,726,139
46,532	Mettler-Toledo International, Inc.(a)	54,662,071
786,910	NVIDIA Corp.	124,323,911
666,227	O'Reilly Automotive, Inc.(a)	60,047,040
100,474	Parker-Hannifin Corp.	70,178,075
112,377	Roper Technologies, Inc.	63,699,779
180,785	S&P Global, Inc.	95,326,123
83,093	Salesforce, Inc.	22,658,630
134,013	Schneider Electric SE	35,980,472
80,240	Trane Technologies PLC	35,097,778
142,117	UnitedHealth Group, Inc.	44,336,240
		1,512,977,206
	Total Common Stocks (Identified Cost $1,401,266,528)	1,931,332,757

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 29.5%

Non-Convertible Bonds — 29.1%
	Argentina — 0.3%
$11,555,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	$7,773,262
	Australia — 1.9%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,854,323
4,295,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	2,733,812
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,706,236
670,000	GAIF Bond Issuer Pty. Ltd., 3.400%, 9/30/2026(c)	660,473
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	14,727,853
17,585,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	19,069,357
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,362,410
40,000	Mineral Resources Ltd., 8.000%, 11/01/2027(c)	40,186
265,000	Mineral Resources Ltd., 8.500%, 5/01/2030(c)	263,689
125,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	127,926
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,596,826
		53,143,091
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,730,972
	Brazil — 1.1%
8,755,000	Brazil Government International Bonds, 4.500%, 5/30/2029	8,561,782
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,436,497
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,167,137
43,401 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,005,496
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,815,342
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(c)	618,373
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,337,625
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	514,886
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,044,303
		30,501,441
	Canada — 1.8%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(c)	71,417
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	19,481
3,295,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	3,070,507
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	659,180
280,049	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	270,457
597,144	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	558,718

Principal Amount (‡)	Description	Value (†)

	Canada — continued
$755,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	$725,953
1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	1,190,628
305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	322,172
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,095,037
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,475,387
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,003,092
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,039,136
16,995,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	12,437,083
10,605,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	7,902,799
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,372,263
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,430,582
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,384,142
655,000	Open Text Corp., 3.875%, 12/01/2029, 144A(c)	616,960
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,352,573
2,960,000	Rogers Communications, Inc., 3.300%, 12/10/2029, (CAD)	2,133,504
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(c)	1,580,798
		50,711,869
	Chile — 0.6%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	508,793
975,000	Antofagasta PLC, 5.625%, 5/13/2032	991,839
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	534,727
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,294,619
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	707,354
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,381,704
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,816,717
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	508,139
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	575,992
525,000	Enel Chile SA, 4.875%, 6/12/2028	527,065
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,499,224
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,114,700
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	963,250
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	923,583
		16,347,706
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,214,860
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,073,322
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	346,640
2,293,900,000	Colombia TES, 6.250%, 11/26/2025, (COP)	555,852
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	7,097,120
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,196,861
		13,484,655
Principal Amount (‡)	Description	Value (†)

	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	$2,694,034
	Dominican Republic — 0.2%
1,890,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	1,792,098
1,005,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	926,962
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	494,856
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	857,362
216,667	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	224,293
		4,295,571
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(c)	204,533
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(c)	1,026,250
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,299,348
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,072,606
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(c)	1,529,482
		5,132,219
	Germany — 0.2%
2,055,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,446,682
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,588,038
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	326,507
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	400,880
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	637,726
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	259,006
		5,658,839
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	978,380
	India — 0.3%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,724,002
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,451,910
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	1,199,000
2,400,000	Shriram Finance Ltd., 4.150%, 7/18/2025(c)	2,396,888
		8,771,800
	Indonesia — 0.2%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,411,796
43,546,000,000	Indonesia Treasury Bonds, 7.500%, 5/15/2038, (IDR)	2,810,950
		5,222,746
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,939,937
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(c)	2,459,740
3,245,000	Ireland Government Bonds, Zero Coupon, 0.029%, 10/18/2031, (EUR)(e)	3,261,658
		8,661,335

Principal Amount (‡)	Description	Value (†)

	Israel — 1.1%
$1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	$1,255,719
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,832,429
1,174,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,151,197
11,096,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	7,979,705
1,635,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,632,138
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	512,938
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,460,346
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,816,200
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,589,581
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,542,656
		30,772,909
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,443
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,415,803
7,315,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	8,728,942
980,000	Italy Buoni Poliennali Del Tesoro, 3.850%, 7/01/2034, (EUR)	1,204,411
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	877,923
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	1,861,001
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,471,052
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	820,230
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	640,660
		18,220,465
	Japan — 0.9%
1,100,814,400	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,906,745
1,257,600,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	8,554,702
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	4,782,451
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,763,533
2,000,000	Nomura Holdings, Inc., 1.851%, 7/16/2025	1,997,554
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,262,289
		26,267,274
	Korea — 0.6%
3,911,740,000	Korea Treasury Bonds, 1.125%, 9/10/2025, (KRW)	2,891,888
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	7,958,829
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	2,348,739
Principal Amount (‡)	Description	Value (†)

	Korea — continued
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	$2,952,266
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(c)	765,917
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	208,540
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	145,963
		17,272,142
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	969,359
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,051,080
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	283,816
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,612,259
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	952,388
		5,868,902
	Malaysia — 0.1%
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,372,459
	Mexico — 1.6%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	893,708
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	794,979
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(c)	1,797,658
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	857,350
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(f)	796,700
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,655,427
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(c)	1,116,899
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	316,624
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,352,769
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	750,050
1,483,896 (g)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	7,776,566
629,822 (g)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,316,345
925,261 (g)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,921,100
554,445 (g)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,714,445
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,146,799
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,378,510
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	152,916
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	575,352
8,735,000	Mexico Government International Bonds, 5.000%, 5/07/2029	8,778,675
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,447,160
550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	542,795
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,093,660
		46,176,487

Principal Amount (‡)	Description	Value (†)

	Morocco — 0.1%
$3,310,000	OCP SA, 6.750%, 5/02/2034(c)	$3,431,245
	Netherlands — 0.1%
870,000	Cooperatieve Rabobank UA, 4.375%, 8/04/2025	869,643
1,600,000	Netherlands Government Bonds, Zero Coupon, 2.523%, 1/15/2029, (EUR)(e)	1,750,322
		2,619,965
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,758,343
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	459,263
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	2,917,511
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,812,611
		13,947,728
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,332,388
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,754,523
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,613,004
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	3,255,495
455,000	Var Energi ASA, 8.000%, 11/15/2032(c)	515,664
		9,471,074
	Paraguay — 0.0%
1,220,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,210,667
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	182,543
		1,393,210
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(c)	3,045,090
630,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	625,296
		3,670,386
	Poland — 0.4%
33,975,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	7,836,211
11,320,000	Republic of Poland Government Bonds, 3.250%, 7/25/2025, (PLN)	3,138,384
		10,974,595
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,359,307
	Qatar — 0.0%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(c)	1,400,608
	Singapore — 0.2%
8,755,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	6,901,082
	South Africa — 1.1%
1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	1,265,711
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,452,323
Principal Amount (‡)	Description	Value (†)

	South Africa — continued
34,095,000	Republic of South Africa Government Bonds, 7.000%, 2/28/2031, (ZAR)	$1,771,968
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,363,721
6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	4,986,724
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	17,297,920
		32,138,367
	Spain — 0.3%
800,000	Banco Santander SA, 6.938%, 11/07/2033	903,944
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	4,055,357
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	804,067
1,875,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,303,596
		8,066,964
	Supranationals — 0.3%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,255,850
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,893,680
	Switzerland — 0.1%
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(c)	401,823
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,686,979
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(c)	815,978
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045	338,504
		4,243,284
	Turkey — 0.1%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,121,414
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,391,765
		2,513,179
	United Arab Emirates — 0.0%
1,095,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(c)	1,047,432
	United Kingdom — 1.3%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,309,994
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,210,376
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,089,730
855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	836,582
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	67,857
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	142,873

Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(c)	$1,361,039
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	924,596
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,311,203
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	323,996
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	11,048,872
12,340,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	16,710,674
		36,337,792
	United States — 11.0%
1,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	1,836,078
589,966	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	582,946
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	296,635
425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	378,706
420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(c)	412,423
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	365,068
180,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	185,339
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	942,547
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,160,869
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	5,219
2,660,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	2,243,830
1,895,000	Block, Inc., 3.500%, 6/01/2031	1,738,223
1,300,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,337,644
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,188,018
365,000	Boeing Co., 5.150%, 5/01/2030	371,606
899,000	Boeing Co., 5.705%, 5/01/2040	888,157
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,212,653
60,000	Boeing Co., 5.930%, 5/01/2060	57,034
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,590,189
9,335,000	Boeing Co., 6.858%, 5/01/2054	10,219,173
1,105,000	Boeing Co., 7.008%, 5/01/2064	1,213,673
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.933%, 12/15/2038(b)(c)	113,436
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.182%, 12/15/2038(b)(c)	854,936
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(c)	2,789,888
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(c)	2,433,426
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(c)	4,620,802
6,870,000	Broadcom, Inc., 3.469%, 4/15/2034(c)	6,136,924
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,393,905
695,000	Carnival Corp., 5.750%, 3/01/2027(c)	700,738
1,090,000	Carnival Corp., 5.750%, 3/15/2030(c)	1,108,443
6,070,000	Carnival Corp., 6.125%, 2/15/2033(c)	6,210,533
2,670,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	2,662,618
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,053,453
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,322,411
930,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	599,214
Principal Amount (‡)	Description	Value (†)

	United States — continued
$430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	$451,633
885,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	944,258
385,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	412,274
240,000	Civitas Resources, Inc., 8.375%, 7/01/2028(c)	245,739
1,185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	1,203,057
245,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	247,722
3,473,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	2,919,690
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,706,680
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	9,388,646
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,407,498
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	1,685,325
11,460,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	5,329,540
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	860,250
595,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	544,756
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	244,820
2,090,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	1,551,387
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	965,902
50,000	Dillard's, Inc., 7.000%, 12/01/2028	52,640
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,157
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,054,134
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	1,582,442
35,000	Discovery Communications LLC, 3.625%, 5/15/2030	30,900
320,000	Discovery Communications LLC, 6.350%, 6/01/2040	222,285
2,905,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	2,636,287
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	688,172
1,960,000	DISH DBS Corp., 7.750%, 7/01/2026	1,741,047
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	22,715,729
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(h)	1,558,097
765,000	Entegris, Inc., 4.750%, 4/15/2029(c)	756,517
1,230,000	EQT Corp., 3.625%, 5/15/2031(c)	1,140,075
1,040,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	1,049,532
470,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	475,065
235,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	242,234
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,695,381
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,869,984
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	466,098
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	183,124
90,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(c)	85,045
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(c)	579,209
2,440,000	HCA, Inc., 5.125%, 6/15/2039	2,294,770
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	995,124
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	437,692

Principal Amount (‡)	Description	Value (†)

	United States — continued
$510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	$517,919
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,176,895
1,637,600	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	1,268,108
1,055,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	1,104,795
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,552,221
895,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	882,758
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	739,742
765,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	835,124
1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,820,071
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(c)	534,628
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(c)	767,536
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(f)	5,866,156
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(c)	223,610
1,440,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(c)	1,444,195
525,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(c)	540,884
405,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(c)	423,797
1,080,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	1,037,239
45,000	Matador Resources Co., 6.250%, 4/15/2033(c)	44,667
1,810,000	Matador Resources Co., 6.500%, 4/15/2032(c)	1,810,943
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	158,057
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	709,639
5,560,000	Micron Technology, Inc., 5.875%, 2/09/2033	5,798,206
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	213,693
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	723,616
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	425,178
1,415,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	1,202,375
727,000	NCL Corp. Ltd., 5.875%, 3/15/2026(c)	727,909
3,285,000	NCL Corp. Ltd., 6.750%, 2/01/2032(c)	3,356,050
725,000	NCL Finance Ltd., 6.125%, 3/15/2028(c)	736,794
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	22,839
855,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(c)	862,597
575,000	ONEOK, Inc., 5.450%, 6/01/2047	510,266
180,000	Ovintiv, Inc., 6.500%, 8/15/2034	186,808
1,130,000	Paychex, Inc., 5.600%, 4/15/2035	1,168,038
1,265,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,138,820
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	303,699
945,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	877,158
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,427,136
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,654,092
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	459,839
2,325,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	2,390,844
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	552,480
Principal Amount (‡)	Description	Value (†)

	United States — continued
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	$1,275,531
4,749,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	4,512,783
2,540,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(c)	2,413,660
7,011,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	6,499,329
4,510,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	4,034,953
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,363,108
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,320,813
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	3,390,588
7,055,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(c)	7,190,999
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	411,152
585,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	589,602
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	413,720
270,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	246,111
220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	210,035
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	936,526
1,015,000	SM Energy Co., 6.750%, 8/01/2029(c)	1,011,269
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	275,910
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,843,579
875,000	Targa Resources Corp., 6.125%, 3/15/2033	922,166
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	246,625
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	163,676
725,000	TD SYNNEX Corp., 6.100%, 4/12/2034	763,022
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	186,293
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	87,962
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,724,266
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	370,917
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	413,639
4,075,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	3,938,321
920,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	882,048
445,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	418,190
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,239,280
2,075,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,914,187
18,410,000	U.S. Treasury Notes, 3.750%, 4/30/2027	18,407,123
23,200,000	U.S. Treasury Notes, 4.000%, 3/31/2030(i)	23,415,688
182,396	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	180,510
135,000	United Rentals North America, Inc., 3.750%, 1/15/2032	124,005
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,122,725
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	782,659

Principal Amount (‡)	Description	Value (†)

	United States — continued
$1,360,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	$1,258,805
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(c)	180,491
320,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(c)	332,363
1,665,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(f)	1,618,711
1,045,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034	1,045,000
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036	1,045,000
435,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	465,808
440,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	476,266
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,167,466
285,000	Viper Energy, Inc., 7.375%, 11/01/2031(c)	302,409
1,649,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,226,444
420,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	247,548
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	346,221
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	399,488
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	392,218
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	130,757
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	98,469
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	874,195
185,000	Whirlpool Corp., 6.125%, 6/15/2030	186,626
200,000	Whirlpool Corp., 6.500%, 6/15/2033	200,640
135,000	Yum! Brands, Inc., 3.625%, 3/15/2031	124,605
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,631,899
		317,087,494
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,852,760
	Total Non-Convertible Bonds (Identified Cost $852,383,521)	834,664,560

Convertible Bonds — 0.4%
	United States — 0.4%
1,690,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,590,790
1,111,000	Carnival Corp., 5.750%, 12/01/2027	2,443,645
5,671,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(h)	6,678,376
1,440,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	2,054,160
	Total Convertible Bonds (Identified Cost $10,933,968)	12,766,971

Principal Amount (‡)	Description	Value (†)

Municipals — 0.0%
	United States — 0.0%
$115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	$90,495
	Total Bonds and Notes (Identified Cost $863,432,480)	847,522,026

Senior Loans — 0.9%
	Ireland — 0.0%
1,420,818	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 11/30/2030(b)(j)	1,415,490
85,000	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.296%, 6/04/2032(b)(j)	84,893
		1,500,383
	United Kingdom — 0.1%
2,483,775	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.983%%, 2/15/2031(b)(j)	2,462,042
	United States — 0.8%
139,648	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 9/19/2031(k)	139,664
1,752,346	Alliant Holdings Intermediate LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 2.750%, 7.072%, 9/19/2031(b)(j)	1,752,539
100,000	Aramark Services, Inc., 2024 Term Loan B7, 1 mo. USD SOFR + 2.000%, 6.327%, 4/06/2028(b)	100,054
923,875	Aramark Services, Inc., 2024 Term Loan B8, 1 mo. USD SOFR + 2.000%, 6.327%, 6/22/2030(b)(j)	925,030
1,097,790	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 6.077%, 5/23/2031(b)	1,098,591
498,723	Bausch & Lomb Corp., 2025 Term Loan B, 12/17/2030(k)	499,038
333,260	Carnival Corp., 2025 Term Loan (2027), 1 mo. USD SOFR + 2.000%, 6.312%, 8/08/2027(b)(j)	332,947
1,925,335	Carnival Corp., 2025 Term Loan (2028), 1 mo. USD SOFR + 2.000%, 6.312%, 10/18/2028(b)(j)	1,923,525
205,019	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 6.068%, 10/24/2030(b)(j)	205,788
204,486	Citadel Securities LP, 2024 First Lien Term Loan, 10/31/2031(k)	205,229
226,431	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.812%, 1/18/2028(b)(j)	223,037
189,523	DaVita, Inc., 2024 Extended Term Loan B1, 5/09/2031(k)	190,448
618,450	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.066%, 3/04/2032(b)(j)	616,131
1,475,000	Gryphon Debt Merger Sub, Inc., Term Loan B, 6/18/2032(k)	1,473,776
9,650	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(b)(j)	9,659
499,641	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.827%, 10/23/2031(b)(j)	500,121
54,819	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(l)	54,871

Principal Amount (‡)	Description	Value (†)

	United States — continued
$746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 6.069%, 11/08/2030(b)	$748,628
20,225	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 8/02/2028(b)(j)	20,203
165,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1/17/2031(k)	164,705
1,911,985	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 1/17/2031(b)(j)	1,908,562
227,595	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.500%, 6.770%, 6/20/2030(b)(j)	228,225
487,675	IQVIA, Inc., 2025 Repriced Term Loan B, 3 mo. USD SOFR + 1.750%, 6.046%, 1/02/2031(b)(j)	489,352
815,121	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.577%, 3/20/2032(b)(j)	817,926
99,002	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.564%, 4/14/2029(b)(j)	98,952
803,849	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.299%, 3/11/2032(b)(j)	804,854
248,116	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.030%, 4/16/2031(b)(j)	248,426
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 1.750%, 6.062%, 2/11/2028(b)(j)	229,178
1,033,807	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 3 mo. USD SOFR + 1.750%, 6.069%, 6/13/2031(b)(j)	1,029,930
153,230	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.250%, 6.577%, 9/15/2031(b)(j)	152,974
242,550	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.327%, 5/01/2031(b)(j)	242,550
Principal Amount (‡)	Description	Value (†)

	United States — continued
$149,625	Terex Corp., 2024 Term Loan B, 10/08/2031(k)	$150,358
2,048,927	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 6.077%, 6/24/2031(b)(j)	2,050,566
93,815	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.796%, 2/28/2031(b)(j)	93,974
161,566	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 7.046%, 8/24/2028(b)(j)	162,084
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 7.046%, 5/06/2031(b)(j)	270,447
2,059,200	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 6.077%, 5/24/2030(b)(j)	2,066,181
		22,228,523
	Total Senior Loans (Identified Cost $26,194,482)	26,190,948

Short-Term Investments — 1.6%
45,881,654	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2025 at 2.900% to be repurchased at $45,885,350 on 7/01/2025 collateralized by $46,795,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $46,799,424 including accrued interest(m)	45,881,654
2,175,000	U.S. Treasury Bills, 4.107%, 12/26/2025(n)	2,130,800
	Total Short-Term Investments (Identified Cost $48,012,492)	48,012,454
	Total Investments — 99.3% (Identified Cost $2,338,905,982)	2,853,058,185
	Other assets less liabilities — 0.7%	18,830,784
	Net Assets — 100.0%	$2,871,888,969

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available.
Broker-dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of June 30, 2025 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the value of Rule 144A holdings amounted to
$280,644,620 or 9.8% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.75%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at June 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-
party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/03/2025	BRL	S	55,600,000	$9,608,572	$10,077,189	$(468,617)
Bank of America N.A.	9/17/2025	JPY	B	4,827,578,000	33,709,312	33,813,542	104,230
Bank of America N.A.	9/17/2025	KRW	S	16,447,379,000	12,075,459	12,245,150	(169,691)
Bank of America N.A.	9/17/2025	MXN	S	273,885,000	14,205,285	14,478,094	(272,809)
Bank of America N.A.	9/17/2025	ZAR	S	39,995,000	2,246,079	2,246,546	(467)
Deutsche Bank AG	9/17/2025	IDR	S	84,000,000,000	5,149,899	5,159,467	(9,568)
HSBC Bank USA N.A.	9/17/2025	AUD	S	7,703,000	5,030,498	5,077,765	(47,267)
HSBC Bank USA N.A.	9/17/2025	CAD	S	55,397,000	40,890,034	40,837,554	52,480
HSBC Bank USA N.A.	9/17/2025	CNH	B	366,654,000	51,396,398	51,522,842	126,444
Morgan Stanley Capital Services LLC	9/17/2025	EUR	B	77,941,000	89,562,445	92,277,626	2,715,181
Morgan Stanley Capital Services LLC	9/17/2025	NZD	S	5,153,000	3,103,889	3,149,087	(45,198)
Royal Bank of Canada	9/17/2025	GBP	S	6,922,000	9,426,933	9,506,136	(79,203)
UBS AG	9/17/2025	COP	S	25,969,789,000	6,096,910	6,289,973	(193,063)
Total							$1,712,452

At June 30, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	9/17/2025	NOK	30,959,000	EUR	2,670,214	$3,161,379	$88,427
Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2025	734	$81,112,960	$82,299,750	$1,186,790
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2025	574	118,854,723	119,405,454	550,731
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2025	1,622	174,996,908	176,798,000	1,801,092
Eurex 10 Year Euro BUND Futures	9/08/2025	216	33,306,197	33,115,020	(191,177)
Total					$3,347,436

At June 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2025	93	$10,415,802	$10,738,594	$(322,792)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	9/19/2025	120	13,850,533	14,295,000	(444,467)
Ultra 10 Year U.S. Treasury Notes Futures	9/19/2025	830	92,949,079	94,840,469	(1,891,390)
Total					$(2,658,649)
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$47,468,713	$ —	$ —	$47,468,713
France	—	16,303,290	—	16,303,290
Japan	—	56,478,788	—	56,478,788
Netherlands	—	59,023,275	—	59,023,275

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Sweden	$ —	$58,274,635	$ —	$58,274,635
Taiwan	—	92,666,725	—	92,666,725
United Kingdom	—	88,140,125	—	88,140,125
United States	1,476,996,734	35,980,472	—	1,512,977,206
Total Common Stocks	1,524,465,447	406,867,310	—	1,931,332,757
Bonds and Notes(a)	—	847,522,026	—	847,522,026
Senior Loans(a)	—	26,190,948	—	26,190,948
Short-Term Investments	—	48,012,454	—	48,012,454
Total Investments	1,524,465,447	1,328,592,738	—	2,853,058,185
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,086,762	—	3,086,762
Futures Contracts (unrealized appreciation)	3,538,613	—	—	3,538,613
Total	$1,528,004,060	$1,331,679,500	$ —	$2,859,683,560

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,285,883)	$ —	$(1,285,883)
Futures Contracts (unrealized depreciation)	(2,849,826)	—	—	(2,849,826)
Total	$(2,849,826)	$(1,285,883)	$ —	$(4,135,709)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Currency Exposure Summary at June 30, 2025 (Unaudited)
United States Dollar	73.8%
Euro	5.4
British Pound	4.3
Canadian Dollar	3.3
New Taiwan Dollar	3.2
Japanese Yen	2.8
Swedish Krona	2.1
Other, less than 2% each	4.4
Total Investments	99.3
Other assets less liabilities (including forward foreign currency and futures contracts)	0.7
Net Assets	100.0%